Borrowings - Summary of Borrowings under Credit Agreement (Detail) - USD ($)	Mar. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Debt Instrument [Line Items]
Total borrowings under credit facility	$ 253,375,000	[1]	$ 218,937,500	[1],[2]	$ 95,750,000	[2]
Less: Current maturities of long-term debt	5,502,000	[3]	5,500,000	[3],[4]	4,900,000	[4]
Less: Long-term loan debt issuance cost	6,917,640	[5]	5,494,795	[5],[6]	1,534,796	[6]
Total non-current borrowings	240,955,360		207,942,705		89,315,204
Term Loan
Debt Instrument [Line Items]
Total borrowings under credit facility			168,937,500		63,750,000
Delayed Draw Term Loan
Debt Instrument [Line Items]
Total borrowings under credit facility			40,000,000		28,500,000
Term Loan and Delayed Draw Term Loan
Debt Instrument [Line Items]
Total borrowings under credit facility	$ 253,375,000		208,937,500
Revolving Credit Facility
Debt Instrument [Line Items]
Total borrowings under credit facility			$ 10,000,000		$ 3,500,000

[1]	The Term Loan, Delayed Draw Term Loan and Revolving Credit Facility bear interest, at variable rates, which were 4.95% and 5.26% at March 31, 2020 and December 31, 2019, respectively
[2]	The Term Loan, Delayed Draw Term Loan and Revolving Credit Facility bear interest, at variable rates, which were 5.26% and 5.77% at December 31, 2019 (Successor) and December 31, 2018 (Predecessor), respectively
[3]	Pursuant to the terms of the New Credit Agreement, the Company is required to make quarterly principal payments equal to 0.625% of the initial principal amount of the Term Loan and Delayed Draw Term Loan (collectively the "Term Loans").
[4]	Pursuant to the terms of the New Credit Agreement, the Successor is required to make quarterly principal payments equal to 0.625% of the initial principal amount of the Term Loan and Delayed Draw Term Loan (collectively the "Term Loans"). Under the Prior Credit Agreement, the Predecessor was required to make quarterly principal payments equal to 1.25% of the initial principal amount of the Term Loans.
[5]	The Successor incurred $0.3 million of interest expense for the amortization of deferred debt issuance costs for the three months ended March 31, 2020. The Predecessor incurred $0.1 million for the three months ended March 31, 2019.
[6]	The Successor incurred $0.6 million of interest expense for the amortization of deferred debt issuance costs from the Closing through December 31, 2019. The Predecessor incurred $0.2 million for the period January 1, 2019 to July 10, 2019.